Note 5 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
5.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables and accrued liabilities for the Company are broken down as follows:

	March 31, 2024	March 31, 2023	March 31, 2022

Trade payables	$1,101,757	$884,741	$603,002
Advance royalty payable	301,967	313,001	261,685
Accrued liabilities	91,484	311,004	68,778
Due to related parties (Note 9)	86,980	112,975	99,027

Trade payables	$1,582,188	$1,621,721	$1,032,492

During the year ended March 31, 2023, the Company wrote-off $Nil (2023 - $184,813; 2022 - $NIL) of accounts payable resulting in a gain on forgiveness of debt of $Nil (2023 - $184,813; 2022 – $Nil).   In addition, during the year ended March 31, 2024, the Company recorded a $Nil (2023 - $Nil; 2022 - $93,658 loss on forgiveness of debt, by issuing 20,000 common shares valued at $380,000 to settle $279,644 of debt with a non-related party and recorded $100,356 as loss on the settlement and a gain on forgiveness of debt in the amount of $6,668).